Average Annual Total Returns - High Yield Bond Portfolio	High Yield Bond Portfolio 1 Year	High Yield Bond Portfolio 5 Years	High Yield Bond Portfolio 10 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees or expenses) 10 Years	High-Yield Corporate Composite Index (reflects no deduction for fees or expenses) 1 Year	High-Yield Corporate Composite Index (reflects no deduction for fees or expenses) 5 Years	High-Yield Corporate Composite Index (reflects no deduction for fees or expenses) 10 Years
Total	5.67%	7.22%	6.38%	7.11%	8.59%	6.80%	7.53%	7.93%	6.57%